Related party transactions and balances - Schedule of Short-term loans to related parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related party transactions and balances
Due to related party	$ 131,523
Shotl Transportation
Related party transactions and balances
Due to related party		$ 377,785
Shotl Transportation | Routebox Technologies SL
Related party transactions and balances
Due to related party		80,456
Shotl Transportation | Camina Lab SL
Related party transactions and balances
Due to related party		309,474
Shotl Transportation | Marfina SL
Related party transactions and balances
Due to related party		$ 68,311